UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

ANNUAL SHAREHOLDER REPORT

Focused Dynamic Growth Fund

Investor Class (ACFOX)	July 31, 2025

This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$96	0.85%

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund Investor Class returned 26.48% for the reporting period ended July 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The industrials sector contributed most to performance as a result of stock selection in the aerospace and defense industry. The last several years have seen an explosion in the number of space launches, reflecting surging demand for communication, defense and other space-based applications. The number one contributor to performance for the fiscal year was launch services provider Rocket Lab.
•	Information technology was another area of strength, reflecting the ongoing build-out of artificial intelligence (AI) infrastructure. In this environment, the fund’s position in AI chipmaker NVIDIA was a key contributor. The single largest contribution to relative performance came from having no exposure to consumer electronics giant Apple, which is perceived as an AI laggard.
•	Stock selection detracted from performance in the communication services sector. Here, too, AI exposure was central to determining stock performance. It hurt relative results to have an overweight to Google’s parent Alphabet and no exposure to Facebook’s parent Meta Platforms. Meta was perceived as benefiting from AI adoption, while AI queries were seen as a threat to Google search.
•	In the energy sector, positioning among energy equipment and services firms hurt relative results. These stocks generally followed the volatility in crude oil prices. Despite geopolitical uncertainty and war in the Middle East, oil prices ultimately finished the period lower amid worries about the health of the global economy. Oil field services firm Cactus was the leading detractor.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	26.48%	11.94%	16.62%
Regulatory Index
Russell 1000	16.54%	15.49%	13.38%
Performance Index
Russell 1000 Growth	23.75%	17.27%	17.06%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,931,306,538
Management Fees (dollars paid during the reporting period)	$9,842,673
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	43

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	2.4%	Software	15%
Other Assets and Liabilities	(2.3)%	Broadline Retail	11%
		Interactive Media and Services	10%
		Biotechnology	9%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507H502

ANNUAL SHAREHOLDER REPORT

Focused Dynamic Growth Fund

I Class (ACFSX)	July 31, 2025

This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$74	0.65%

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund I Class returned 26.72% for the reporting period ended July 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The industrials sector contributed most to performance as a result of stock selection in the aerospace and defense industry. The last several years have seen an explosion in the number of space launches, reflecting surging demand for communication, defense and other space-based applications. The number one contributor to performance for the fiscal year was launch services provider Rocket Lab.
•	Information technology was another area of strength, reflecting the ongoing build-out of artificial intelligence (AI) infrastructure. In this environment, the fund’s position in AI chipmaker NVIDIA was a key contributor. The single largest contribution to relative performance came from having no exposure to consumer electronics giant Apple, which is perceived as an AI laggard.
•	Stock selection detracted from performance in the communication services sector. Here, too, AI exposure was central to determining stock performance. It hurt relative results to have an overweight to Google’s parent Alphabet and no exposure to Facebook’s parent Meta Platforms. Meta was perceived as benefiting from AI adoption, while AI queries were seen as a threat to Google search.
•	In the energy sector, positioning among energy equipment and services firms hurt relative results. These stocks generally followed the volatility in crude oil prices. Despite geopolitical uncertainty and war in the Middle East, oil prices ultimately finished the period lower amid worries about the health of the global economy. Oil field services firm Cactus was the leading detractor.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	26.72%	12.16%	16.85%
Regulatory Index
Russell 1000	16.54%	15.49%	13.38%
Performance Index
Russell 1000 Growth	23.75%	17.27%	17.06%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,931,306,538
Management Fees (dollars paid during the reporting period)	$9,842,673
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	43

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	2.4%	Software	15%
Other Assets and Liabilities	(2.3)%	Broadline Retail	11%
		Interactive Media and Services	10%
		Biotechnology	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507H601

ANNUAL SHAREHOLDER REPORT

Focused Dynamic Growth Fund

A Class (ACFDX)	July 31, 2025

This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$124	1.10%

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund A Class returned 26.16% for the reporting period ended July 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The industrials sector contributed most to performance as a result of stock selection in the aerospace and defense industry. The last several years have seen an explosion in the number of space launches, reflecting surging demand for communication, defense and other space-based applications. The number one contributor to performance for the fiscal year was launch services provider Rocket Lab.
•	Information technology was another area of strength, reflecting the ongoing build-out of artificial intelligence (AI) infrastructure. In this environment, the fund’s position in AI chipmaker NVIDIA was a key contributor. The single largest contribution to relative performance came from having no exposure to consumer electronics giant Apple, which is perceived as an AI laggard.
•	Stock selection detracted from performance in the communication services sector. Here, too, AI exposure was central to determining stock performance. It hurt relative results to have an overweight to Google’s parent Alphabet and no exposure to Facebook’s parent Meta Platforms. Meta was perceived as benefiting from AI adoption, while AI queries were seen as a threat to Google search.
•	In the energy sector, positioning among energy equipment and services firms hurt relative results. These stocks generally followed the volatility in crude oil prices. Despite geopolitical uncertainty and war in the Middle East, oil prices ultimately finished the period lower amid worries about the health of the global economy. Oil field services firm Cactus was the leading detractor.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	26.16%	11.66%	16.33%
A Class - with sales charge	18.90%	10.35%	15.65%
Regulatory Index
Russell 1000	16.54%	15.49%	13.38%
Performance Index
Russell 1000 Growth	23.75%	17.27%	17.06%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,931,306,538
Management Fees (dollars paid during the reporting period)	$9,842,673
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	43

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	2.4%	Software	15%
Other Assets and Liabilities	(2.3)%	Broadline Retail	11%
		Interactive Media and Services	10%
		Biotechnology	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507H700

ANNUAL SHAREHOLDER REPORT

Focused Dynamic Growth Fund

R Class (ACFCX)	July 31, 2025

This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$152	1.35%

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund R Class returned 25.85% for the reporting period ended July 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The industrials sector contributed most to performance as a result of stock selection in the aerospace and defense industry. The last several years have seen an explosion in the number of space launches, reflecting surging demand for communication, defense and other space-based applications. The number one contributor to performance for the fiscal year was launch services provider Rocket Lab.
•	Information technology was another area of strength, reflecting the ongoing build-out of artificial intelligence (AI) infrastructure. In this environment, the fund’s position in AI chipmaker NVIDIA was a key contributor. The single largest contribution to relative performance came from having no exposure to consumer electronics giant Apple, which is perceived as an AI laggard.
•	Stock selection detracted from performance in the communication services sector. Here, too, AI exposure was central to determining stock performance. It hurt relative results to have an overweight to Google’s parent Alphabet and no exposure to Facebook’s parent Meta Platforms. Meta was perceived as benefiting from AI adoption, while AI queries were seen as a threat to Google search.
•	In the energy sector, positioning among energy equipment and services firms hurt relative results. These stocks generally followed the volatility in crude oil prices. Despite geopolitical uncertainty and war in the Middle East, oil prices ultimately finished the period lower amid worries about the health of the global economy. Oil field services firm Cactus was the leading detractor.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	25.85%	11.39%	16.04%
Regulatory Index
Russell 1000	16.54%	15.49%	13.38%
Performance Index
Russell 1000 Growth	23.75%	17.27%	17.06%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,931,306,538
Management Fees (dollars paid during the reporting period)	$9,842,673
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	43

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	2.4%	Software	15%
Other Assets and Liabilities	(2.3)%	Broadline Retail	11%
		Interactive Media and Services	10%
		Biotechnology	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507H809

ANNUAL SHAREHOLDER REPORT

Focused Dynamic Growth Fund

R6 Class (ACFNX)	July 31, 2025

This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$57	0.50%

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund R6 Class returned 26.93% for the reporting period ended July 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The industrials sector contributed most to performance as a result of stock selection in the aerospace and defense industry. The last several years have seen an explosion in the number of space launches, reflecting surging demand for communication, defense and other space-based applications. The number one contributor to performance for the fiscal year was launch services provider Rocket Lab.
•	Information technology was another area of strength, reflecting the ongoing build-out of artificial intelligence (AI) infrastructure. In this environment, the fund’s position in AI chipmaker NVIDIA was a key contributor. The single largest contribution to relative performance came from having no exposure to consumer electronics giant Apple, which is perceived as an AI laggard.
•	Stock selection detracted from performance in the communication services sector. Here, too, AI exposure was central to determining stock performance. It hurt relative results to have an overweight to Google’s parent Alphabet and no exposure to Facebook’s parent Meta Platforms. Meta was perceived as benefiting from AI adoption, while AI queries were seen as a threat to Google search.
•	In the energy sector, positioning among energy equipment and services firms hurt relative results. These stocks generally followed the volatility in crude oil prices. Despite geopolitical uncertainty and war in the Middle East, oil prices ultimately finished the period lower amid worries about the health of the global economy. Oil field services firm Cactus was the leading detractor.

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2016 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	26.93%	12.33%	20.08%	12/1/16
Regulatory Index
Russell 1000	16.54%	15.49%	14.74%	—
Performance Index
Russell 1000 Growth	23.75%	17.27%	19.51%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,931,306,538
Management Fees (dollars paid during the reporting period)	$9,842,673
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	43

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	2.4%	Software	15%
Other Assets and Liabilities	(2.3)%	Broadline Retail	11%
		Interactive Media and Services	10%
		Biotechnology	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507H833

ANNUAL SHAREHOLDER REPORT

Focused Dynamic Growth Fund

G Class (ACFGX)	July 31, 2025

This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund G Class returned 27.55% for the reporting period ended July 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The industrials sector contributed most to performance as a result of stock selection in the aerospace and defense industry. The last several years have seen an explosion in the number of space launches, reflecting surging demand for communication, defense and other space-based applications. The number one contributor to performance for the fiscal year was launch services provider Rocket Lab.
•	Information technology was another area of strength, reflecting the ongoing build-out of artificial intelligence (AI) infrastructure. In this environment, the fund’s position in AI chipmaker NVIDIA was a key contributor. The single largest contribution to relative performance came from having no exposure to consumer electronics giant Apple, which is perceived as an AI laggard.
•	Stock selection detracted from performance in the communication services sector. Here, too, AI exposure was central to determining stock performance. It hurt relative results to have an overweight to Google’s parent Alphabet and no exposure to Facebook’s parent Meta Platforms. Meta was perceived as benefiting from AI adoption, while AI queries were seen as a threat to Google search.
•	In the energy sector, positioning among energy equipment and services firms hurt relative results. These stocks generally followed the volatility in crude oil prices. Despite geopolitical uncertainty and war in the Middle East, oil prices ultimately finished the period lower amid worries about the health of the global economy. Oil field services firm Cactus was the leading detractor.

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	27.55%	12.89%	18.34%	4/1/19
Regulatory Index
Russell 1000	16.54%	15.49%	14.88%	—
Performance Index
Russell 1000 Growth	23.75%	17.27%	19.21%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,931,306,538
Management Fees (dollars paid during the reporting period)	$9,842,673
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	43

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	2.4%	Software	15%
Other Assets and Liabilities	(2.3)%	Broadline Retail	11%
		Interactive Media and Services	10%
		Biotechnology	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507H817

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Chris H. Cheesman, Lynn M. Jenkins, Barry Fink and Gary Meltzer are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2024:	$19,100
FY 2025:	$19,150

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2024:	$198,325
FY 2025:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

July 31, 2025

Focused Dynamic Growth Fund
Investor Class (ACFOX)
I Class (ACFSX)
A Class (ACFDX)
R Class (ACFCX)
R6 Class (ACFNX)
G Class (ACFGX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Focused Dynamic Growth Fund

JULY 31, 2025

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 3.3%
Rocket Lab Corp.(1)(2)	1,374,888	$63,134,857
Automobiles — 5.6%
Tesla, Inc.(1)	348,956	107,572,666
Beverages — 0.4%
Constellation Brands, Inc., Class A	47,531	7,939,578
Biotechnology — 9.3%
Alnylam Pharmaceuticals, Inc.(1)	205,928	80,773,199
Argenx SE, ADR(1)	38,092	25,534,210
Ascendis Pharma AS, ADR(1)	273,193	47,398,986
Caris Life Sciences, Inc.(1)	5,968	167,581
Regeneron Pharmaceuticals, Inc.	46,412	25,315,890
		179,189,866
Broadline Retail — 10.5%
Amazon.com, Inc.(1)	867,825	203,166,511
Capital Markets — 0.8%
S&P Global, Inc.	26,811	14,775,542
Energy Equipment and Services — 0.7%
Cactus, Inc., Class A	306,228	12,956,507
Entertainment — 5.1%
Netflix, Inc.(1)	66,715	77,349,371
Spotify Technology SA(1)	34,392	21,547,964
		98,897,335
Financial Services — 4.5%
Adyen NV(1)	19,306	33,112,697
Mastercard, Inc., Class A	95,285	53,976,094
		87,088,791
Health Care Equipment and Supplies — 1.9%
Intuitive Surgical, Inc.(1)	77,675	37,368,666
Hotels, Restaurants and Leisure — 4.3%
Cava Group, Inc.(1)	218,732	19,250,603
Chipotle Mexican Grill, Inc.(1)	843,762	36,180,515
DoorDash, Inc., Class A(1)	107,503	26,902,626
		82,333,744
Insurance — 0.9%
Kinsale Capital Group, Inc.	39,488	17,401,967
Interactive Media and Services — 10.4%
Alphabet, Inc., Class C	1,040,415	200,654,437
IT Services — 2.7%
Okta, Inc.(1)	234,244	22,909,063
Shopify, Inc., Class A(1)	246,913	30,175,238
		53,084,301
Machinery — 0.8%
Westinghouse Air Brake Technologies Corp.	84,114	16,154,094
Pharmaceuticals — 0.2%
Structure Therapeutics, Inc., ADR(1)(2)	264,794	4,713,333
Professional Services — 2.1%
Paylocity Holding Corp.(1)	161,618	29,879,936
Verisk Analytics, Inc.	38,060	10,607,702
		40,487,638

Schedule of Investments - Focused Dynamic Growth Fund

	Shares	Value
Semiconductors and Semiconductor Equipment — 21.3%
ARM Holdings PLC, ADR(1)(2)	194,613	$27,513,413
Monolithic Power Systems, Inc.	26,110	18,570,476
NVIDIA Corp.	2,059,071	366,246,781
		412,330,670
Software — 15.0%
Cadence Design Systems, Inc.(1)	170,554	62,178,872
Confluent, Inc., Class A(1)	222,181	3,938,158
Docusign, Inc.(1)	287,017	21,709,966
Figma, Inc., Class A(1)	857	98,984
HubSpot, Inc.(1)	52,724	27,398,027
Intuit, Inc.	32,217	25,294,533
Microsoft Corp.	171,730	91,617,955
Palantir Technologies, Inc., Class A(1)	103,427	16,377,665
Salesforce, Inc.	156,962	40,547,993
		289,162,153
TOTAL COMMON STOCKS (Cost $825,679,118)		1,928,412,656
SHORT-TERM INVESTMENTS — 2.4%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	25,890	25,890
State Street Navigator Securities Lending Government Money Market Portfolio(3)	34,950,351	34,950,351
		34,976,241
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.000%, 11/15/52, valued at $1,164,382), in a joint trading account at 4.32%, dated 7/31/25, due 8/1/25 (Delivery value $1,142,989)		1,142,852
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/15/28, valued at $10,292,916), at 4.35%, dated 7/31/25, due 8/1/25 (Delivery value $10,092,219)		10,091,000
		11,233,852
TOTAL SHORT-TERM INVESTMENTS (Cost $46,210,093)		46,210,093
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $871,889,211)		1,974,622,749
OTHER ASSETS AND LIABILITIES — (2.2)%		(43,316,211)
TOTAL NET ASSETS — 100.0%		$1,931,306,538

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	619,722	USD	730,989	UBS AG	9/26/25	$(21,279)
USD	4,287,922	EUR	3,696,134	Goldman Sachs & Co. LLC	9/26/25	55,082
USD	4,289,507	EUR	3,696,134	JPMorgan Chase Bank NA	9/26/25	56,668
USD	4,284,240	EUR	3,696,133	Morgan Stanley & Co. LLC	9/26/25	51,400
USD	729,597	EUR	623,584	Morgan Stanley & Co. LLC	9/26/25	15,464
USD	4,287,589	EUR	3,696,134	UBS AG	9/26/25	54,750
						$212,085

Schedule of Investments - Focused Dynamic Growth Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $88,777,316. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $95,725,643, which includes securities collateral of $60,775,292.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,895,299,959	$33,112,697	—
Short-Term Investments	34,976,241	11,233,852	—
	$1,930,276,200	$44,346,549	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$233,364	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$21,279	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Foreign Currency Risk
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$233,364

Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	$21,279

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended July 31, 2025.

Type of Risk Exposure
Foreign Currency Risk
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$(987,456)

Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$249,269

See Notes to Financial Statements.

Statement of Assets and Liabilities

JULY 31, 2025
Focused Dynamic Growth Fund
Assets
Investment securities, at value	$1,939,672,398
Investment made with cash collateral received for securities on loan, at value	34,950,351
Receivable for investments sold	1,728,571
Receivable for capital shares sold	714,412
Unrealized appreciation on forward foreign currency exchange contracts	233,364
Dividends and interest receivable	161,653
Securities lending receivable	15,278
1,977,476,027

Liabilities
Payable for collateral received for securities on loan	34,950,351
Payable for investments purchased	6,101,305
Payable for capital shares redeemed	4,187,120
Unrealized depreciation on forward foreign currency exchange contracts	21,279
Accrued management fees	894,871
Distribution and service fees payable	14,563
46,169,489

Net Assets	$1,931,306,538

Net Assets Consist of:
Capital (par value and paid-in surplus)	$783,581,762
Distributable earnings (loss)	1,147,724,776
$1,931,306,538

Investment securities, at cost	$836,938,860
Investment securities on loan, at value	$88,777,316
Investment made with cash collateral received for securities on loan, at cost	$34,950,351

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Focused Dynamic Growth Fund
Investor Class, $0.01 Par Value	$858,951,835	11,447,920	$75.03
I Class, $0.01 Par Value	$434,990,644	5,683,116	$76.54
A Class, $0.01 Par Value	$27,768,889	380,346	$73.01
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$77.46
R Class, $0.01 Par Value	$21,145,973	297,730	$71.02
R6 Class, $0.01 Par Value	$41,827,907	532,788	$78.51
G Class, $0.01 Par Value	$546,621,290	6,743,498	$81.06
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED JULY 31, 2025
Focused Dynamic Growth Fund
Investment Income (Loss)
Income:
Dividends	$3,651,678
Interest	395,630
Securities lending, net	76,648
Less foreign taxes withheld	(8,256)
4,115,700

Expenses:
Management fees	12,348,563
Distribution and service fees:
A Class	62,590
R Class	92,021
Directors' fees and expenses	53,507
Other expenses	19,737
12,576,418
Fees waived	(2,505,890)
10,070,528

Net investment income (loss)	(5,954,828)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	165,884,758
Forward foreign currency exchange contract transactions	(987,456)
Foreign currency translation transactions	(16,954)
164,880,348

Change in net unrealized appreciation (depreciation) on:
Investments	267,008,965
Forward foreign currency exchange contracts	249,269
Translation of assets and liabilities in foreign currencies	(262)
267,257,972

Net realized and unrealized gain (loss)	432,138,320

Net Increase (Decrease) in Net Assets Resulting from Operations	$426,183,492

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED JULY 31, 2025 AND JULY 31, 2024
	Focused Dynamic Growth Fund
Increase (Decrease) in Net Assets	July 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$(5,954,828)	$(5,087,437)
Net realized gain (loss)	164,880,348	79,887,256
Change in net unrealized appreciation (depreciation)	267,257,972	303,758,391
Net increase (decrease) in net assets resulting from operations	426,183,492	378,558,210

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(217,588,461)	(439,438,110)

Net increase (decrease) in net assets	208,595,031	(60,879,900)

Net Assets
Beginning of period	1,722,711,507	1,783,591,407
End of period	$1,931,306,538	$1,722,711,507

See Notes to Financial Statements.

Notes to Financial Statements

JULY 31, 2025

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The financial statements herein relate to the following fund and the respective share classes offered by the corporation.

Focused Dynamic Growth Fund	Investor, I, A, R, R6, G

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — A fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. A fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to a fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, a fund may transfer uninvested cash balances into a joint trading account with certain other funds in the American Century Investments family of funds. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 17% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account a fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee including any waiver impacts, if applicable, for the period ended July 31, 2025 are as follows:

Focused Dynamic Growth Fund	Management Fee Schedule Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.80% to 0.85%	0.85%	—
I Class	0.60% to 0.65%	0.65%	—
A Class	0.80% to 0.85%	0.85%	—
R Class	0.80% to 0.85%	0.85%	—
R6 Class	0.45% to 0.50%	0.50%	—
G Class	0.45% to 0.50%	0.00%*	$2,505,890
*Effective annual management fee before waiver was 0.50%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended July 31, 2025 were as follows:

Focused Dynamic Growth Fund
Purchases	$258,652,988
Sales	$481,262,557

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
Focused Dynamic Growth Fund
Investor Class
Sold	2,017,144	$134,351,979	1,863,169	$96,013,483
Redeemed	(3,357,171)	(219,590,930)	(4,683,445)	(235,445,004)
	(1,340,027)	(85,238,951)	(2,820,276)	(139,431,521)
I Class
Sold	2,677,948	176,282,403	1,895,961	100,652,458
Redeemed	(3,289,473)	(211,499,386)	(5,377,032)	(262,616,077)
	(611,525)	(35,216,983)	(3,481,071)	(161,963,619)
A Class
Sold	143,415	9,219,941	160,403	7,354,472
Redeemed	(163,569)	(10,692,080)	(106,107)	(5,324,389)
	(20,154)	(1,472,139)	54,296	2,030,083
R Class
Sold	109,431	6,899,435	106,289	5,107,992
Redeemed	(117,037)	(7,249,312)	(144,595)	(6,232,246)
	(7,606)	(349,877)	(38,306)	(1,124,254)
R6 Class
Sold	188,230	12,601,208	227,220	12,166,091
Redeemed	(312,189)	(21,177,642)	(505,801)	(28,219,910)
	(123,959)	(8,576,434)	(278,581)	(16,053,819)
G Class
Sold	2,346,573	168,034,591	873,449	44,405,464
Redeemed	(3,512,615)	(254,768,668)	(3,023,718)	(167,300,444)
	(1,166,042)	(86,734,077)	(2,150,269)	(122,894,980)
Net increase (decrease)	(3,269,313)	$(217,588,461)	(8,714,207)	$(439,438,110)

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Foreign Currency Risk — The fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms.

The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Focused Dynamic Growth Fund	$14,382,497

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. There were no distributions paid during the years ended July 31, 2025 and July 31, 2024.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Focused Dynamic Growth Fund
Federal tax cost of investments	$873,605,682
Gross tax appreciation of investments	$1,107,611,078
Gross tax depreciation of investments	(6,594,011)
Net tax appreciation (depreciation) of investments	1,101,017,067
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(5,139)
Net tax appreciation (depreciation)	$1,101,011,928
Undistributed ordinary income	—
Accumulated long-term gains	$51,175,785
Late-year ordinary loss deferral	$(4,462,937)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

Loss deferrals represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Focused Dynamic Growth Fund
Investor Class
2025	$59.33	(0.41)	16.11	15.70	—	$75.03	26.48%	0.85%	0.85%	(0.62)%	(0.62)%	15%	$858,952
2024	$47.10	(0.31)	12.54	12.23	—	$59.33	25.97%	0.86%	0.86%	(0.61)%	(0.61)%	8%	$758,721
2023	$41.59	(0.18)	5.69	5.51	—	$47.10	13.25%	0.86%	0.86%	(0.45)%	(0.45)%	17%	$735,199
2022	$59.53	(0.30)	(16.25)	(16.55)	(1.39)	$41.59	(28.42)%	0.86%	0.86%	(0.58)%	(0.58)%	23%	$735,963
2021	$44.02	(0.31)	16.15	15.84	(0.33)	$59.53	36.09%	0.84%	1.01%	(0.58)%	(0.75)%	12%	$1,361,233
I Class
2025	$60.41	(0.28)	16.41	16.13	—	$76.54	26.72%	0.65%	0.65%	(0.42)%	(0.42)%	15%	$434,991
2024	$47.86	(0.20)	12.75	12.55	—	$60.41	26.22%	0.66%	0.66%	(0.41)%	(0.41)%	8%	$380,233
2023	$42.18	(0.10)	5.78	5.68	—	$47.86	13.47%	0.66%	0.66%	(0.25)%	(0.25)%	17%	$467,875
2022	$60.22	(0.20)	(16.45)	(16.65)	(1.39)	$42.18	(28.26)%	0.66%	0.66%	(0.38)%	(0.38)%	23%	$421,105
2021	$44.44	(0.21)	16.32	16.11	(0.33)	$60.22	36.35%	0.64%	0.81%	(0.38)%	(0.55)%	12%	$762,419
A Class
2025	$57.88	(0.56)	15.69	15.13	—	$73.01	26.16%	1.10%	1.10%	(0.87)%	(0.87)%	15%	$27,769
2024	$46.07	(0.43)	12.24	11.81	—	$57.88	25.63%	1.11%	1.11%	(0.86)%	(0.86)%	8%	$23,180
2023	$40.78	(0.27)	5.56	5.29	—	$46.07	12.97%	1.11%	1.11%	(0.70)%	(0.70)%	17%	$15,948
2022	$58.54	(0.41)	(15.96)	(16.37)	(1.39)	$40.78	(28.58)%	1.11%	1.11%	(0.83)%	(0.83)%	23%	$14,840
2021	$43.39	(0.46)	15.94	15.48	(0.33)	$58.54	35.76%	1.09%	1.26%	(0.83)%	(1.00)%	12%	$21,648
R Class
2025	$56.44	(0.70)	15.28	14.58	—	$71.02	25.85%	1.35%	1.35%	(1.12)%	(1.12)%	15%	$21,146
2024	$45.03	(0.54)	11.95	11.41	—	$56.44	25.34%	1.36%	1.36%	(1.11)%	(1.11)%	8%	$17,234
2023	$39.96	(0.36)	5.43	5.07	—	$45.03	12.69%	1.36%	1.36%	(0.95)%	(0.95)%	17%	$15,476
2022	$57.53	(0.53)	(15.65)	(16.18)	(1.39)	$39.96	(28.77)%	1.36%	1.36%	(1.08)%	(1.08)%	23%	$11,634
2021	$42.76	(0.56)	15.66	15.10	(0.33)	$57.53	35.42%	1.34%	1.51%	(1.08)%	(1.25)%	12%	$15,138
R6 Class
2025	$61.86	(0.19)	16.84	16.65	—	$78.51	26.93%	0.50%	0.50%	(0.27)%	(0.27)%	15%	$41,828
2024	$48.94	(0.14)	13.06	12.92	—	$61.86	26.40%	0.51%	0.51%	(0.26)%	(0.26)%	8%	$40,629
2023	$43.06	(0.04)	5.92	5.88	—	$48.94	13.66%	0.51%	0.51%	(0.10)%	(0.10)%	17%	$45,778
2022	$61.37	(0.12)	(16.80)	(16.92)	(1.39)	$43.06	(28.17)%	0.51%	0.51%	(0.23)%	(0.23)%	23%	$41,752
2021	$45.22	(0.18)	16.66	16.48	(0.33)	$61.37	36.55%	0.49%	0.66%	(0.23)%	(0.40)%	12%	$38,973

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2025	$63.56	0.16	17.34	17.50	—	$81.06	27.55%	0.00%	0.50%	0.23%	(0.27)%	15%	$546,621
2024	$50.03	0.13	13.40	13.53	—	$63.56	27.04%	0.01%	0.51%	0.24%	(0.26)%	8%	$502,713
2023	$43.80	0.17	6.06	6.23	—	$50.03	14.22%	0.01%	0.51%	0.40%	(0.10)%	17%	$503,316
2022	$62.09	0.14	(17.04)	(16.90)	(1.39)	$43.80	(27.80)%	0.01%	0.51%	0.27%	(0.23)%	23%	$454,815
2021	$45.52	0.14	16.76	16.90	(0.33)	$62.09	37.23%	0.00%	0.66%	0.26%	(0.40)%	12%	$526,543

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Focused Dynamic Growth Fund and the Board of Directors of American Century Growth Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Focused Dynamic Growth Fund (the “Fund”), the fund comprising the American Century Growth Funds, Inc., as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreement

At a meeting held on June 25, 2025, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the management agreement renewal, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients. Where applicable, assets of other client accounts are included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Focused Dynamic Growth Fund - The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The fund hereby designates the following, or up to the maximum amount allowable, for the fiscal year ended July 31, 2025.

Long-Term Capital Gain Distributions (20% Rate)
Focused Dynamic Growth Fund	$427,225
The fund utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction
(tax equalization).

Dividend Paid Deduction (Tax Equalization)
Focused Dynamic Growth Fund	$427,225

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93182 2509

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	September 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	September 26, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	September 26, 2025